Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Amounts In AOCI [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	$ 30,565	$ 13,118
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Costs (Credit) Arising During Period, Net of Tax	2,804	3,264
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	33,369	16,382
Other Postretirement Benefit Plans, Defined Benefit [Member]
Amounts In AOCI [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	13,875	5,880
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Costs (Credit) Arising During Period, Net of Tax	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ 13,875	$ 5,880